Commercial Mortgage Loans - Internal Credit Qualities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 3,126,303	$ 2,714,734
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	853,974	1,084,655
Originated in prior fiscal year one	1,039,899	851,194
Originated in prior fiscal year two	648,059	551,241
Originated in prior fiscal year three	463,550	190,501
Originated in prior fiscal year four	117,334	0
Originated in prior fiscal year five	0	33,655
Originated before prior fiscal year five	3,487	3,488
Total	3,126,303	2,714,734
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Multifamily
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	632,063	583,550
Originated in prior fiscal year one	568,508	349,588
Originated in prior fiscal year two	200,293	224,862
Originated in prior fiscal year three	201,309	37,812
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	3,487	3,488
Total	1,605,660	1,199,300
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	13,277
Originated in prior fiscal year one	13,321	35,632
Originated in prior fiscal year two	33,075	45,825
Originated in prior fiscal year three	45,839	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	92,235	94,734
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Office
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	55,256	244,301
Originated in prior fiscal year one	252,165	160,709
Originated in prior fiscal year two	131,143	61,169
Originated in prior fiscal year three	60,223	49,238
Originated in prior fiscal year four	26,636	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	525,423	515,417
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	119,193
Originated in prior fiscal year one	81,452	89,590
Originated in prior fiscal year two	77,628	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	33,655
Originated before prior fiscal year five	0	0
Total	159,080	242,438
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Mixed Use
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	32,362	30,246
Originated in prior fiscal year one	30,285	0
Originated in prior fiscal year two	0	59,451
Originated in prior fiscal year three	69,235	12,839
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	131,882	102,536
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Manufactured Housing
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	119,364	26,878
Originated in prior fiscal year one	26,899	170,626
Originated in prior fiscal year two	171,717	115,026
Originated in prior fiscal year three	62,230	90,612
Originated in prior fiscal year four	90,698	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	470,908	403,142
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Self-Storage
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	14,929	41,305
Originated in prior fiscal year one	41,343	0
Originated in prior fiscal year two	0	44,908
Originated in prior fiscal year three	24,714	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	80,986	86,213
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Manufactured Housing
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	25,905
Originated in prior fiscal year one	25,926	45,049
Originated in prior fiscal year two	34,203	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	60,129	70,954
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Multifamily
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	632,063	583,550
Originated in prior fiscal year one	568,508	349,588
Originated in prior fiscal year two	200,293	188,975
Originated in prior fiscal year three	164,284	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	3,487	3,488
Total	1,568,635	1,125,601
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	13,277
Originated in prior fiscal year one	13,321	22,760
Originated in prior fiscal year two	20,195	16,400
Originated in prior fiscal year three	16,400	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0
Originated before prior fiscal year five	0
Total	49,916	52,437
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Office
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	55,256	244,301
Originated in prior fiscal year one	252,165	160,709
Originated in prior fiscal year two	131,143	61,169
Originated in prior fiscal year three	37,338	40,846
Originated in prior fiscal year four	26,636	0
Originated in prior fiscal year five	0
Originated before prior fiscal year five	0
Total	502,538	507,025
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	119,193
Originated in prior fiscal year one	81,452	89,590
Originated in prior fiscal year two	77,628	0
Originated in prior fiscal year three		0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	33,655
Originated before prior fiscal year five	0
Total	159,080	242,438
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Mixed Use
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	32,362	30,246
Originated in prior fiscal year one	30,285	0
Originated in prior fiscal year two	0	59,451
Originated in prior fiscal year three	69,235	12,839
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0
Originated before prior fiscal year five	0
Total	131,882	102,536
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Manufactured Housing
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	119,364	26,878
Originated in prior fiscal year one	26,899	10,547
Originated in prior fiscal year two	10,558	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	156,821	37,425
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Self-Storage
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	14,929	41,305
Originated in prior fiscal year one	41,343	0
Originated in prior fiscal year two	0	44,908
Originated in prior fiscal year three	24,714	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0
Originated before prior fiscal year five	0
Total	80,986	86,213
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 1-2 internal grade | Manufactured Housing
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	25,905
Originated in prior fiscal year one	25,926	45,049
Originated in prior fiscal year two	34,203	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	60,129	70,954
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Multifamily
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	0
Originated in prior fiscal year two	0	35,887
Originated in prior fiscal year three	37,025	37,812
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	37,025	73,699
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	12,872
Originated in prior fiscal year two	12,880	29,425
Originated in prior fiscal year three	29,439	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	42,319	42,297
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Office
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	0
Originated in prior fiscal year two	0	0
Originated in prior fiscal year three	22,885	8,392
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	22,885	8,392
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	0
Originated in prior fiscal year two	0	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	0	0
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Mixed Use
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	0
Originated in prior fiscal year two	0	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	0	0
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Manufactured Housing
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	160,079
Originated in prior fiscal year two	161,159	115,026
Originated in prior fiscal year three	62,230	90,612
Originated in prior fiscal year four	90,698	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	314,087	365,717
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Self-Storage
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	0
Originated in prior fiscal year two	0	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	0	0
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | 3-4 internal grade | Manufactured Housing
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current fiscal year	0	0
Originated in prior fiscal year one	0	0
Originated in prior fiscal year two	0	0
Originated in prior fiscal year three	0	0
Originated in prior fiscal year four	0	0
Originated in prior fiscal year five	0	0
Originated before prior fiscal year five	0	0
Total	$ 0	$ 0